Profit before income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of profit before taxation

	Year Ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Depreciation of property and equipment	441	818	2,944
Amortization of intangible assets	-	-	2
Directors
- salaries and related costs	234	1,815	1,704
- social benefits contribution	-	130	44
- share based compensation	-	589	50
Key management personnel (other than directors)
- salaries and related costs	1,160	3,501	2,079
- social benefits contribution	174	150	51
- share based compensation	-	100	25
Other than directors and key management personnel
- salaries and related costs	6,198	1,863	2,653
- social benefits contribution	398	452	456